Taxes payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Taxes payable [abstract]
VAT payable	¥ 867,615	¥ 619,329
Income tax payable	231,299	430,703
Others	375,523	252,178
Total	¥ 1,474,437	¥ 1,302,210	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).